Contract Liabilities (Non-Current and Current) - Summary of Contract liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of contract liabilities [line items]
Total contract liabilities	€ 24,183	€ 23,103
Less current portion	(16,150)	(14,014)
Non-current contract liabilities	8,033	9,089
Natuzzi's trademarks [member]
Disclosure of contract liabilities [line items]
Total contract liabilities	6,726	7,108
Natuzzi Display System [member]
Disclosure of contract liabilities [line items]
Total contract liabilities	2,613	3,369
Service type warranties [member]
Disclosure of contract liabilities [line items]
Total contract liabilities	526	805
Advance payments [member]
Disclosure of contract liabilities [line items]
Total contract liabilities	€ 14,318	€ 11,821